Post balance sheet events (Details) £ in Millions, $ in Millions		6 Months Ended
	Oct. 07, 2022 USD ($)	Sep. 30, 2022 plan	Nov. 01, 2022 GBP (£)	Oct. 19, 2022 GBP (£)	Oct. 13, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of defined benefit pension scheme supported with additional liquidity | plan		2
Disposal of major interest in Associate | Millennium Pipeline Company LLC
Disclosure of non-adjusting events after reporting period [line items]
Consideration received | $	$ 552
Entering into significant commitments | Support customers in needs across New England and New York | US
Disclosure of non-adjusting events after reporting period [line items]
Commitment to provide support funding | $					$ 17
Entering into significant commitments | Support financial distress caused by rising energy costs | UK
Disclosure of non-adjusting events after reporting period [line items]
Commitment to provide support funding | £			£ 50
Entering into significant commitments | Short-term liquidity support, pension scheme
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | £				£ 325